Government Subsidies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Government Subsidies [Line Items]
Income from government subsidy	$ 2,180	[1]	$ 4,128

[1]	Adjustment to provisional amounts — refer to note 5(b).